SHAREHOLDERS’ EQUITY (Details Narrative)	12 Months Ended
Dec. 31, 2022
Equity [Abstract]
Percentage of captial stock	50.00%
Retained earnings and legal capital surplus description	The Companies Act provides that an amount at least equal to 10% of the aggregate amount of cash dividends and certain appropriations of retained earnings associated with cash outlays applicable to each period shall be appropriated and set aside as a legal reserve until the aggregate amount of legal reserve set aside as an appropriation of retained earnings and the legal capital surplus equals 25% of stated capital as defined in the Companies Act